Significant accounting policies	12 Months Ended
Mar. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Significant accounting policies
Significant accounting policies

(a)	Operating segments
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other components, and for which discrete financial information is available. Segment operating results are reviewed regularly to make decisions about resources to be allocated to the segment and assess its performance.
The Company classifies its business in two operating and reportable segments: Wholesale and Direct-to-Consumer. The Wholesale business comprises sales made to a mix of functional and fashionable retailers, including major luxury department stores, outdoor specialty stores, individual shops, and to international distributors.
The Direct-to-Consumer business comprises sales through the country-specific e-commerce platforms and Company-owned retail stores.

(b)	Foreign currency translation
Functional and presentation currency
Items included in the consolidated financial statements of the Company’s subsidiaries are measured in the functional currency, which is using the currency of the primary economic environment in which each entity operates.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation when items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income in selling, general and administrative expenses, except when included in other comprehensive income for qualifying cash flow and net investment hedges.
Foreign operations
The Company’s foreign operations are principally conducted through Canada Goose US, Inc., Canada Goose International AG and Canada Goose UK Retail Limited. In the case of Canada Goose US, Inc., the underlying transactions are carried out as an extension of the Company, and as a result the operations have a Canadian dollar functional currency. The functional currency of Canada Goose International AG and Canada Goose UK Retail Limited is, respectively, the Euro and the Pounds Sterling.
The assets and liabilities of subsidiaries whose functional currency is not the Canadian dollar are translated into the functional currency of the Company using the exchange rate at the reporting date. Revenues and expenses are translated at exchange rates prevailing at the transaction date. The resulting foreign exchange translation differences are recorded as a currency translation adjustment in other comprehensive income.

(c)	Seasonality
We experience seasonal fluctuations in our revenue and operating results and historically have realized a significant portion of our revenue and income for the year during our second and third fiscal quarters. Thus, lower-than-expected second and third quarter net revenue could have an adverse impact on our annual operating results.
Working capital requirements typically increase during the first and second quarters of the fiscal year as inventory builds to support peak shipping and selling periods and, accordingly, typically decrease during the third and fourth quarter of the fiscal year as inventory is sold. Expenses in our Direct-to-Consumer channel are consistent over the year while revenue and related cash collections fluctuate. Borrowings on our revolving facility have historically increased over the first and second quarters. Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to reduced working capital requirements during that period and increased cash inflows from the peak selling season.

(d)	Revenue recognition
Revenue comprises of the fair value of consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of sales tax, estimated returns, sales allowances, and discounts. The Company recognizes revenue when the Company has agreed terms with its customers, the amount can be reliably measured, it is probable that future economic benefits will flow to the Company, and when specific criteria have been met for each of the Company’s activities, as described below.

i)	Wholesale
Wholesale revenue comprises of sales to third party resellers (which includes distributors and retailers) of the Company’s products. Wholesale revenue from the sale of goods is recognized when the significant risks and rewards of ownership of the goods have passed to the reseller, which is as soon as the products have been shipped to the reseller, and there is no continuing management involvement or obligation affecting the acceptance of the goods, net of an estimated provision for sales returns.
The Company, at its discretion, may cancel all or a portion of any firm wholesale sales order. The Company is therefore obligated to return any prepayments or deposits made by resellers for which the product is not provided. All advance payments are included in accrued liabilities in the statement of financial position.

ii)	Direct-to-Consumer
Direct-to-Consumer revenue consists of sales through the Company’s e-commerce operations and Company-owned retail stores. Sales through e-commerce operations are recognized upon delivery of the goods to the customer and when collection is reasonably assured, net of an estimated provision for sales returns. Sales through our Company-owned retail stores are recognized upon purchase of the goods when consideration is received, net of an estimated provision for sales returns.
It is the Company’s policy to sell merchandise through the Direct-to-Consumer channel with a limited right to return, typically within 30 days. Accumulated experience is used to estimate and provide for such returns.
The Company’s warranty obligation is to provide an exchange or repair for manufacturing defective products under the standard warranty terms and conditions. The warranty obligation is recognized as a provision when goods are sold.
(e)    Business combinations
Acquisitions of businesses are accounted for using the acquisition method as of the acquisition date, which is the date when control is transferred to the Company. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred, liabilities incurred by the Company and the equity interests issued by the Company in exchange for control of the acquiree. Transaction costs that the Company incurs in connection with a business combination are recognized in the statement of income as incurred.
Goodwill is measured as the excess of the sum of the fair value of consideration transferred over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.
When the consideration transferred in a business combination includes contingent consideration, the contingent consideration is measured at its acquisition date fair value. Contingent consideration is remeasured at subsequent reporting dates at its fair value, and the resulting gain or loss recognized in the statement of income.

(f)	Earnings per share
Basic earnings per share is calculated by dividing net income for the year attributable to ordinary equity holders of the common shares by the weighted average number of multiple and subordinated voting shares outstanding during the year.
Diluted earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Company by the weighted average number of multiple and subordinated voting shares outstanding during the year plus the weighted average number of subordinate shares that would be issued on the exercise of stock options.

(g)	Income taxes
Current and deferred income taxes are recognized in the consolidated statements of income and other comprehensive income, except when it relates to a business combination, or items recognized in equity or in other comprehensive income.
Current income tax
Current income tax is the expected income tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to income tax payable in respect of previous years.
Deferred income tax
Deferred income tax is provided using the liability method for temporary differences at the reporting date between the income tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. A deferred tax asset is recognized for unused income tax losses and credits to the extent that it is probable that future taxable income will be available against which they can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

(h)	Cash
Cash consists of cash and cash equivalents, including cash on hand, deposits in banks, and short-term deposits with maturities of less than 3 months. The Company uses the indirect method of reporting cash flow from operating activities.

(i)	Trade receivables
Trade receivables, including credit card receivables, consist of amounts owing where we have extended credit to customers on product sales and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less an allowance for doubtful accounts and sales allowances. The allowance for uncollectible amounts is recorded against trade receivables and is based on historical experience.

(j)	Inventories
Raw materials, work-in-process and finished goods are valued at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of work-in-process and finished goods inventories include the cost of raw materials and an applicable share of the cost of labour and fixed and variable production overhead, including depreciation of property, plant and equipment used in the production of finished goods and design costs, and other costs incurred in bringing the inventories to their present location and condition.
The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage or declining selling prices. Inventory is adjusted to reflect estimated loss (“shrinkage”) incurred since the last inventory count. Shrinkage is based on historical experience. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.
Storage costs, indirect administrative overhead and certain selling costs related to inventories are expensed in the period that these costs are incurred.

(k)	Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use and capitalized borrowing costs, when the recognition criteria are met. The commencement date for capitalization of costs occurs when the Company first incurs expenditures for the qualifying assets and undertakes the required activities to prepare the assets for their intended use.
Property, plant and equipment assets are depreciated on a straight-line basis over their estimated useful lives when the assets are available for use. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods, useful lives and residual values are reviewed annually and are adjusted for prospectively, if appropriate. Estimated useful lives are as follows:

Asset	Estimated Useful Life
Plant equipment	10 to 15 years
Computer equipment	3 to 15 years
Leasehold improvements	Lesser of the lease term plus one renewal term or useful life of the asset
Show displays	2 to 10 years
Furniture and fixtures	5 to 15 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.
The cost of repairs and maintenance of fixed assets is expensed as incurred and recognized in the statement of income.
Property, plant and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If the possibility of impairment is indicated, the entity will estimate the recoverable amount of the asset and record any impairment loss in the statement of income.

(l)	Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of an intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.
Lease rights in connection with the opening of new Company-owned retail stores are recorded based on the amount paid. Lease rights have a definite useful life and are amortized on a straight-line basis over the term of the lease.
An internally generated intangible asset is recorded for product development costs incurred in the design, production and testing of new products where the technical feasibility of commercial manufacturing and sale of the product has been demonstrated.
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	7 to15 years
Computer software	5 years
Lease rights	Lease term
Product development costs	1 to 8 years
Customer lists	4 years

Intangible assets with indefinite useful lives pertain to the Canada Goose brand name and domain name which were acquired as part of an acquisition and were recorded at their estimated fair value. The brand name and domain name are considered to have an indefinite life based on a history of strong revenue and cash flow performance, and the intent and ability of the Company to support the brand with spending to maintain its value for the foreseeable future. The brand name and domain name are tested at least annually for impairment, at the cash-generating unit (“CGU”) level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.
Intangible assets with finite lives are amortized over the useful economic life on straight-line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income over its estimated useful life.
An item of intangible assets is derecognized on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are included in the statement of income when the asset is derecognized.

(m)	Goodwill
Goodwill represents the difference between the purchase price of an acquired business and the Company’s share of the net identifiable assets acquired and liabilities and certain contingent liabilities assumed. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to CGUs based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to those CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGU are reduced by the excess on a pro-rata basis. The Company tests goodwill for impairment annually in the fourth quarter of the year.
The recoverable amount of a CGU is the higher of the estimated fair value less costs of disposal or value-in-use of the CGU. In assessing value-in-use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The Company has evaluated that the goodwill contributes to the cash flows of six CGUs.

(n)	Provisions
Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the statement of income.
The provision for warranty returns relates to the Company’s obligation for defective goods sold to customers that have yet to be returned. Accruals for sales and warranty returns are estimated on the basis of historical returns and are recorded so as to allocate them to the same period the corresponding revenue is recognized.

(o)	Employee future benefits
The Company sponsors defined benefit pension plans membership, which is limited to certain employees of Canada Goose International AG and other subsidiaries who reside in Switzerland.
The measurement date for the defined benefit pension plan is March 31. The obligation associated with the Company’s defined benefit pension plan is actuarially valued using the projected unit credit method, management’s best estimate assumptions, salary escalation, inflation, life expectancy, and a current market discount rate. Assets are measured at fair value. The obligation in excess of plan assets is recorded as a liability. All actuarial gains or losses, net of tax, are recognized immediately through other comprehensive income.

(p)	Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability, or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The Company uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: are unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
There was no change in the valuation techniques applied to financial instruments during all periods presented. The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- Quoted market prices or dealer quotes for similar instruments;
- Observable market information as well as valuations determined by external valuators with experience in the financial markets.

Revolving facility and term loan
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

(q)	Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities classified at fair value through profit or loss) are added to, or deducted from, the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets and financial liabilities are measured subsequently as described below.

a.	Non-derivative financial assets
Non-derivative financial assets include cash and trade receivables and are classified as loans and receivables and measured at amortized cost. The Company initially recognizes receivables and deposits on the date that they are originated. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

b.	Non-derivative financial liabilities
Non-derivative financial liabilities include accounts payable, accrued liabilities, revolving facility, and term loan. The Company initially recognizes debt instruments issued on the date that they are originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument. Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

c.	Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and effective as a hedging instrument. When a derivative financial instrument, including an embedded derivative, is not designated and effective in a qualifying hedge relationship, all changes in its fair value are recognized immediately in the statement of income; attributable transaction costs are recognized in the statement of income as incurred. The Company does not use derivatives for trading or speculative purposes.
Embedded derivatives are separated from a host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related.

d.	Hedge accounting
The Company is exposed to the risk of currency fluctuations and has entered into currency derivative contracts to hedge its exposure on the basis of planned transactions. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. The Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. The Company also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
The fair value of a hedging derivative is classified as a current asset or liability when the maturity of the hedged item is less than twelve months, and as a non-current asset or liability when the maturity of the hedged item is more than twelve months.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized, net of tax, in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statement of income. Amounts accumulated in other comprehensive income are transferred to the statement of income in the periods when the hedged item affects net income. When a forecast transaction that is hedged results in the recognition of a non-financial asset or liability, such as inventory, the amounts previously recognized in comprehensive income are reclassified and included in the initial measurement of the cost of the related asset or liability. The deferred amounts are ultimately recognized in the statement of income.
Hedges of net investments are accounted for similarly to cash flow hedges, with unrealized gains and losses recognized, net of tax, in other comprehensive income. Amounts included in other comprehensive income are transferred to the statement of income in the period when the foreign operation is disposed of or sold.

(r)	Share-based payments
Share-based payments are valued based on the grant date fair value of these awards and the Company records compensation expense over the corresponding service period. The fair value of the share-based payments is determined using acceptable valuation techniques.
The Company has issued stock options to purchase subordinate voting shares under its equity incentive plans, prior to the public offering on March 21, 2017 (the “Legacy Plan”) and subsequently (the “Omnibus Plan”). Under the terms of the Legacy Plan, options were granted to certain executives of the Company with vesting contingent upon meeting the service, performance goals and exit event conditions of the Legacy Plan. There are two types of stock options: service-vested options are time based and generally vest over 5 years of service, and performance-based and exit event options vest upon attainment of performance conditions and the occurrence of an exit event. Under the terms of the Omnibus Plan, options are granted to certain executives of the Company with vesting, generally over 4 years, contingent upon meeting the service conditions of the Omnibus Plan. The compensation expense related to the options is recognized ratably over the requisite service period, provided it is probable that the vesting conditions will be achieved and the occurrence of the exit event, if applicable, is probable.

(s)	Leases
Operating lease payments net of any lease inducements are recognized as an expense in the statement of income on a straight-line basis over the lease term.